DAILYDELTA Q100 UPSIDE OPTION STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 2.5%
MONEY MARKET FUND - 2.5%
9,913	State Street Institutional U.S. Government Money Market Fund-Opportunity Class, 3.88% (Cost $9,913)(a)	$ 9,913

	TOTAL INVESTMENTS - 2.5% (Cost $9,913)	$ 9,913
	OTHER ASSETS IN EXCESS OF LIABILITIES- 97.5%	382,431
	NET ASSETS - 100.0%	$ 392,344

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2025.

DAILYDELTA Q100 DOWNSIDE OPTION STRATEGY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 31.9%
MONEY MARKET FUND - 31.9%
27,365	State Street Institutional U.S. Government Money Market Fund-Opportunity Class, 3.88% (Cost $27,365)(a)	$ 27,365

	TOTAL INVESTMENTS - 31.9% (Cost $27,365)	$ 27,365
	OTHER ASSETS IN EXCESS OF LIABILITIES- 68.1%	58,464
	NET ASSETS - 100.0%	$ 85,829

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2025.